DERIVATIVES (Gain (Loss) Recognized in Income) (Details) - Cost of Sales [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated as Hedging Instrument [Member] | Inventory Supply Arrangement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives					$ 0	$ (4,251)	$ 4,428
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (20,017)	$ 8,973	$ 3,107	$ (26,172)	(29,453)	(59,323)	88,818
Designated as Hedging Instrument [Member] | Crude Oil and Feedstock Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives					0	4,251	(4,428)
Designated as Hedging Instrument [Member] | Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	20,017	(8,973)	(3,107)	26,172	29,453	59,323	(88,818)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ 14,293	$ (19,134)	$ 14,684	$ (39,087)	$ (55,557)	$ 32,416	$ 146,016